Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-current Assets

	2025	2024
	US$'000	US$'000
		(Recast)
Isotope raw materials	26,621	14,765
Investment in sub-leases	1,340	-
Other deposits and assets	864	327
Total other non-current assets	28,825	15,092